File No. 333-113599

                     As filed with the SEC on July 13, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                       REGIONS MORGAN KEEGAN SELECT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 (412) 288-1900
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                   (Address of Principal Executive Offices --
                     Number, Street, City, State, Zip Code)

                             Gail C. Jones, Esquire
                                 Reed Smith LLP
                            Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
                    (Name and Address of Agent for Service --
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                           Washington, D.C. 20037-1526
                                 (202) 828-2218


              It is proposed that this filing will become effective
                      immediately pursuant to Rule 485(b).



No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.







PART C.      OTHER INFORMATION.

Item 15.  Indemnification:

     Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1     Conformed copy of Restatement and Amendment No. 9 to the Declaration of Trust of the Registrant;(17)
1.1 Conformed copy of Amendment No. 10 to the Amended and Restated Declaration of Trust of the Registrant;(19)
1.2 Conformed copy of Amendment No. 11 to the Amended and Restated Declaration of Trust of the Registrant;(19)
1.3 Conformed copy of Amendment No. 12 to the Amended and Restated Declaration of Trust of the Registrant;(19)
1.4 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant;(23)
2     Copy of By-Laws of the Registrant;(1)
2.1   Copy of Amendment Nos. 1 through 4 to the By-Laws of the
      Registrant;(13)
2.2   Copy of Amendment No. 5 to the By-Laws of the Registrant;(22)
3     Not Applicable
4     Conformed copy of the Agreement and Plan of Reorganization and
      Termination*
5 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;(4)
6     Conformed copy of Investment Advisory Contract of the Registrant;(23)
6.1 Conformed copy of Exhibit A to the Investment Advisory Contract of the Registrant;(23)
7 Conformed copy of Distributor's Contract of the Registrant, including conformed copies of Exhibits A, B and C;(7)
7.1 Conformed copy of Exhibit D to the Distributor's Contract of the Registrant;(11)
7.2 Conformed copies of Exhibits E and F to the Distributor's Contract of the Registrant;(13)
7.3 Conformed copy of Exhibit G to the Distributor's Contract of the Registrant;(15)
7.4 Conformed copy of Exhibit H to the Distributor's Contract of the Registrant;(17)
7.5 Conformed copies of Exhibits I and J to the Distributor's Contract of the Registrant;(19)
7.6 Conformed copy of Exhibit K to the Distributor's Contract of the Registrant;(23)
7.7 Conformed copy of Exhibit L to the Distributor's Contract of the Registrant;(23)
7.8 Conformed copy of Exhibit M to the Distributor's Contract of the Registrant;(23)
7.9 Conformed copy of Amendment to the Distributor's Contract of the Registrant;(19)
7.10 Conformed copy of Mutual Funds Sales and Service Agreement among Federated Securities Corp., Federated Shareholder Services and Regions Morgan Keegan Select Funds; (23)
8     Not Applicable;
9     Conformed copy of the Custodian Contract of the Registrant;(4)
9.1   Conformed copy of Amendment to the Custodian Contract of the
      Registrant between Regions Funds and Regions Bank; (18)
9.2   Conformed copy of Amendment to the Custodian Contract of the
      Registrant; (23)
10 Conformed copy of Distribution Plan of the Registrant, through and including conformed copies of Exhibits A and B;(7)
10.1  Conformed copy of Exhibit C to the Distribution Plan of the
      Registrant;(11)
10.2  Conformed copy of Exhibit D to the Distribution Plan of the
      Registrant;(15)
10.3  Conformed copy of Exhibit E to the Distribution Plan of the
      Registrant;(19)
10.4  Conformed copy of Exhibit F to the Distribution Plan of the
      Registrant;(23)
10.5  Conformed copy of Exhibit G to the Distribution Plan of the
      Registrant; (23)
11    Conformed copy of Opinion and Consent of Counsel regarding the legality of shares being issued (Regions Morgan Keegan Select Mid Cap Growth Fund); *
11.1  Conformed copy of Opinion and Consent of Counsel regarding the legality of shares being issued (Regions Morgan Keegan Select Value
      Fund); *
12    Conformed copy of Opinion of Kirkpatrick and Lockhart LLP regarding tax consequences of the Reorganizations); *
13 Conformed copy of Agreement for Administrative Services and Transfer Agency Services;(19)
13.1 Copy of Amendment No. 1 to the Agreement for Administrative Services and Transfer Agency Services;(20)
13.2 Copy of Amendment No. 2 to the Agreement for Administrative Services and Transfer Agency Services;(23)
13.3  Conformed copy of Shareholder Services Agreement;(13)
13.4 Conformed copy of Amendment No. 1 to Exhibit A to the Shareholder Services Agreement; (23)
13.5  Conformed copy of Transfer Agency and Service Agreement; (23)
13.6  Conformed copy of Sub-Administration Services Agreement, dated
      December 1, 2001, between the Registrant and Regions Bank; (23)
13.7 Conformed copy of Financial Administration and Accounting Services Agreement dated December 1, 2001, between the Registrant and State Street Bank and Trust Company; (23)
14    Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (11)
14.1 Conformed copy of consent of Independent Auditors of Regions Morgan Keegan Select Mid Cap Growth Fund and Regions Morgan Keegan Select Value Fund, PricewaterhouseCoopers LLP; (24)
14.2 Conformed copy of consent of Independent Auditors of Regions Morgan Keegan Select Capital Growth Fund and Morgan Keegan Select Financial Fund, PricewaterhouseCoopers LLP; (24)
15    Not Applicable;
16    Conformed copy of Power of Attorney of the Registrant;(17)
16.1 Conformed copies of Power of Attorney of the Chairman, President and Chief Investment Officer, Treasurer and Trustees of the Registrant;(23)
17    Form of Proxy of Regions Morgan Keegan Select Capital Growth Fund; (24)
17.1  Form of Proxy of Regions Morgan Keegan Select Financial Fund. (24)

*     Filed electronically
1     Response is incorporated by reference to Initial Registration
      Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
4 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994. (File Nos. 33-44737 and 811-6511).
7 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 7, 1994. (File Nos.
      33-44737 and 811-6511).
11 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997. (File Nos. 33-44737 and 811-6511).
13 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998. (File Nos. 33-44737 and 811-6511).
15 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999. (File Nos. 33-44737 and 811-6511).
17 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001. (File Nos. 33-44737 and 811-6511).
18 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed September 21, 2001. (File Nos. 33-44737 and 811-6511).
19 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed January 29, 2002. (File Nos. 33-44737 and 811-6511).
20 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed October 10, 2002. (File Nos. 33-44737 and 811-6511).
22 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed January 31, 2003. (File Nos. 33-44737 and 811-6511).
23 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed November 14, 2003. (File Nos. 33-44737 and 811-6511).
24 Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on March 15, 2004. (File No. 333-113599).

Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

[Signatures Next Page]


                                   SIGNATURES


     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on July 13, 2004.


                                                   REGIONS MORGAN KEEGAN SELECT
                                                   FUNDS


                                                      By: /s/ Gail C. Jones
                                                      Name: Gail C. Jones
                                                      Title: Assistant
                                                      Secretary
                                                      Attorney-In-Fact for
                                                      Allen B. Morgan, Jr.
                                                      July 13, 2004

                        [Signatures Continued Next Page]

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

           NAME                       TITLE                      DATE

   /s/ Gail C. Jones        Assistant Secretary and           July 13, 2004
Gail C. Jones               Attorney-In-Fact for the
                            Persons Listed Below


Allen B. Morgan, Jr.*       Chairman and Trustee


Carter E. Anthony*          President and Chief
                            Executive Officer
                            (Principal Executive
                            Officer)
                            Secretary and Assistant

Charles D. Maxwell*         Treasurer

Joseph C. Weller*           Treasurer
                            (Principal Financial Officer)

Thomas R. Gamble*           Vice President

J. Kenneth Alderman*        Trustee

James Stillman R. McFadden* Trustee

W. Randall Pittman*         Trustee

Mary S. Stone*              Trustee

Archie W. Willis, III*      Trustee

James D. Witherington, Jr.* Trustee


* By Power of Attorney